Convertible Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of roll forward of notes
March 31, 2021 $
Opening fair value	1,327
Convertible debt issued in the period	1,140
Change in fair value (loss) reported in statement operations	201
Foreign exchange	59
Conversion of notes to common stock	(2,329)
Ending fair value balance at March 31, 2021	398

	December 31, 2021 $	December 31, 2020 (Restated) $
Opening fair value	1,327	—
Convertible debt issued in the period	1,140	3,416
Change in fair value	474	573
Foreign exchange	(116)	—
Conversion of notes to common shares	(2,825)	(2,662)
Ending fair value balance	—	1,327